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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-09000

Oak Value Trust

(Exact name of registrant as specified in charter)

1450 Raleigh Road, Suite 220 Chapel Hill, North Carolina	27707
(Address of principal executive offices)	(Zip code)

Larry D. Coats, Jr.

Oak Value Capital Management, Inc.         1450 Raleigh Road         Chapel Hill, NC 27707

(Name and address of agent for service)

Registrant's telephone number, including area code:  (919) 419-1900

Date of fiscal year end:         June 30, 2010

Date of reporting period:       March 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

OAK VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)
Shares	COMMON STOCKS — 99.1%	Value

	Consumer Discretionary — 13.0%
52,475	Apollo Group, Inc. - Class A (a)	$3,216,193
110,450	Coach, Inc.	4,364,984
11,025	ITT Educational Services, Inc. (a)	1,240,092
46,550	Thomson Reuters Corp.	1,689,765
		10,511,034
	Consumer Staples — 11.2%
123,550	Avon Products, Inc.	4,184,639
19,375	Colgate-Palmolive Co.	1,651,912
47,475	Diageo PLC - ADR	3,202,189
		9,038,740
	Energy — 3.9%
133,475	Chesapeake Energy Corp.	3,155,349

	Financials — 17.6%
75,100	AFLAC, Inc.	4,077,179
95,500	American Express Co.	3,940,330
41	Berkshire Hathaway, Inc. - Class A (a)	4,993,800
3,795	CME Group, Inc.	1,199,637
		14,210,946
	Health Care — 10.2%
30,750	Becton, Dickinson and Co.	2,420,948
34,650	Medtronic, Inc.	1,560,289
25,675	Teva Pharmaceutical Industries Ltd. - ADR	1,619,579
43,900	Zimmer Holdings, Inc. (a)	2,598,880
		8,199,696
	Industrials — 12.2%
37,875	3M Co.	3,165,214
122,600	Republic Services, Inc.	3,557,852
41,750	United Technologies Corp.	3,073,217
		9,796,283
	Information Technology — 22.1%
157,225	Activision Blizzard, Inc.	1,896,134
51,825	Automatic Data Processing, Inc.	2,304,658
145,875	Cisco Systems, Inc. (a)	3,797,126
76,875	Intuit, Inc. (a)	2,639,887
12,175	MasterCard, Inc. - Class A	3,092,450
157,800	Oracle Corp.	4,053,882
		17,784,137

OAK VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 99.1% (Continued)	Value

	Materials — 8.9%
37,775	Monsanto Co.	$2,697,891
54,400	Praxair, Inc.	4,515,200
		7,213,091

	Total Common Stocks (Cost $65,991,178)	$79,909,276

Shares	CASH EQUIVALENTS — 1.9%	Value

1,523,680	First American Government Obligations Fund - Class Y, 0.00% (b) (Cost $1,523,680)	$1,523,680

	Total Investments at Value — 101.0% (Cost $67,514,858)	$81,432,956

	Liabilities in Excess of Other Assets — (1.0%)	(804,735)

	Net Assets — 100.0%	$80,628,221

(a) Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2010.

ADR - American Depositary Receipt

See accompanying notes to Schedule of Investments.

OAK VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

1.	Securities Valuation

Securities of Oak Value Fund (the “Fund”) are valued as of the close of business of the regular session of the principal exchange where the security is traded.  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  In the event that market quotations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these or other methods.  The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010 by security type.

	Level 1	Level 2	Level 3	Total
Common Stocks	$79,909,276	$–	$–	$79,909,276
Money Market Funds	–	1,523,680	–	1,523,680
Total	$79,909,276	$1,523,680	$–	$81,432,956

Refer to the Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by sector type.

2.	Security Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

OAK VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3.	Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2010:

Cost of portfolio investments	$67,514,858
Gross unrealized appreciation	$16,336,509
Gross unrealized depreciation	(2,418,411)
Net unrealized appreciation	$13,918,098

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Oak Value Trust

By (Signature and Title)*	/s/ Larry D. Coats, Jr.
Larry D. Coats, Jr., President

Date          April 16,  2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Larry D. Coats, Jr.
Larry D. Coats, Jr., President

Date          April 16,  2010

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date          April 16,  2010

* Print the name and title of each signing officer under his or her signature.